Warrants Liabilities - Schedule of Fair Value Using the Black-Scholes Option Pricing Model (Details)	Mar. 31, 2025	Mar. 31, 2024
Stock price [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	3.3	2.5
Stock price [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	3.3	2.5
Exercise price [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	48	48
Exercise price [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	2.7	6.7
Expected term (years) [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	1.79	2.79
Expected term (years) [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	4.33	5.33
Risk-free interest rate [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	4.59	4.21
Risk-free interest rate [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	4.21	4.21
Expected volatility [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	51.84	57.63
Expected volatility [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	51.48	56.91